Common Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Common Shareholders Equity
Schedule of calculation of earnings per share

Earnings per share	For the years ended as of December 31,
	2023	2022	2021
Equity holders of the controlling company (ThCh$)	105,652,728	118,168,351	199,162,731
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic earnings per share (in Chilean pesos)	285.93	319.80	539.00
Equity holders of the controlling company (ThCh$)	105,652,728	118,168,351	199,162,731
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted earnings per share (in Chilean pesos)	285.93	319.80	539.00

Schedule of dividends distributed

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ($)	Related to FY
261	04-23-2021	Final	139.16548	2020
262	10-29-2021	Interim	200.0000	2021
263	12-03-2021	Eventual	447.0000	Retained earnings
264	04-28-2022	Final	200.0000	2021
265	12-29-2022	Interim	135.1000	2022
266	04-27-2023	Final	24.80181	2022
267	11-29-2023	Interim	86.49907	2023

Schedule of Comprehensive income and expenses

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flows hedges (1)	(4,379,170)	1,182,375	(3,196,795)
Gains (losses) on exchange differences on translation (1)	(120,293,386)	–	(120,293,386)
Gains (losses) from defined benefit plans	1,454,372	(360,233)	1,094,139
Total comprehensive income As of December 31, 2023	(123,218,184)	822,142	(122,396,042)

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flows hedges (1)	(12,415,374)	3,352,151	(9,063,223)
Gains (losses) on exchange differences on translation (1)	9,945,778	–	9,945,778
Gains (losses) from defined benefit plans	(7,103,125)	1,981,923	(5,121,202)
Total comprehensive income As of December 31, 2022	(9,572,721)	5,334,074	(4,238,647)

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flows hedges (1)	2,168,254	(585,430)	1,582,824
Gains (losses) on exchange differences on translation (1)	109,288,972	–	109,288,972
Gains (losses) from defined benefit plans	5,216,580	(1,444,133)	3,772,447
Total comprehensive income al December 31, 2021	116,673,806	(2,029,563)	114,644,243

(1)	These concepts will be reclassified to the Statement of Income when it’s settled.

Schedule of movement of other comprehensive income

Changes	Reserve of exchange differences on translation	Reserve of cash flows hedges	Reserve of Actuarial gains and losses on defined benefit plans	Others reserves	Total other reservations

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(496,096,411)	–	–	3,888,294	(492,208,117)
Cash flows hedges	–	(4,379,170)	–	–	(4,379,170)
Gains (losses) from defined benefit plans	–	–	1,454,372	–	1,454,372
Income tax	–	1,182,375	(360,233)	–	822,142
Inflation adjustment of subsidiaries in Argentina	376,421,003	–	–	(4,506,272)	371,914,731
Total changes in equity	(119,675,408)	(3,196,795)	1,094,139	(617,978)	(122,396,042)
Equity holders of the parent	(118,056,295)	(3,150,407)	1,033,532	189	(120,172,981)
Non-controlling interests	(1,619,113)	(46,388)	60,607	(618,167)	(2,223,061)
Total changes in equity	(119,675,408)	(3,196,795)	1,094,139	(617,978)	(122,396,042)

b)	As of December 31, 2022:

Changes	Reserve of exchange differences on translation	Reserve of cash flows hedges	Reserve of Actuarial gains and losses on defined benefit plans		Total other reservations
				Others reserves

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(226,312,374)	–	–	2,970,006	(223,342,368)
Cash flows hedges	–	(12,415,374)	–	–	(12,415,374)
Gains (losses) from defined benefit plans	–	–	(7,103,125)	–	(7,103,125)
Income tax	–	3,352,151	1,981,923	–	5,334,074
Inflation adjustment of subsidiaries in Argentina	237,327,121	–	–	(4,038,975)	233,288,146
Total changes in equity	11,014,747	(9,063,223)	(5,121,202)	(1,068,969)	(4,238,647)
Equity holders of the parent	11,706,309	(9,291,567)	(4,905,072)	(1,068,854)	(3,559,184)
Non-controlling interests	(691,562)	228,344	(216,130)	(115)	(679,463)
Total changes in equity	11,014,747	(9,063,223)	(5,121,202)	(1,068,969)	(4,238,647)

c)	As of December 31, 2021:

Changes	Reserve of exchange differences on translation	Reserve of cash flows hedges	Reserve of Actuarial gains and losses on defined benefit plans		Total other reservations
				Others reserves

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	15,703,753	–	–	–	15,703,753
Cash flows hedges	–	2,168,254	–	–	2,168,254
Gains (losses) from defined benefit plans	–	–	5,216,580	–	5,216,580
Income tax	–	(585,430)	(1,444,133)	–	(2,029,563)
Inflation adjustment of subsidiaries in Argentina	93,585,219	–	–	–	93,585,219
Total changes in equity	109,288,972	1,582,824	3,772,447	–	114,644,243
Equity holders of the parent	102,229,659	1,812,733	3,580,153	–	107,622,545
Non-controlling interests	7,059,313	(229,909)	192,294	–	7,021,698
Total changes in equity	109,288,972	1,582,824	3,772,447	–	114,644,243